UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2014

Date of reporting period:  November 30, 2013

Item 1. Reports to Stockholders.

Semi-Annual Report

M.D. Sass Equity Income Plus Fund
M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

November 30, 2013

Investment Advisers

M.D. Sass Investors Services, Inc.
M.D. Sass, LLC
1185 Avenue of the Americas
18th Floor
New York, New York 10036

Phone: 1-855-MDS-FUND (1-855-637-3863)

Table of Contents

LETTERS TO SHAREHOLDERS	3
EXPENSE EXAMPLES	7
INVESTMENT HIGHLIGHTS	9
SCHEDULES OF INVESTMENTS	16
SCHEDULE OF OPTIONS WRITTEN	19
STATEMENTS OF ASSETS AND LIABILITIES	29
STATEMENTS OF OPERATIONS	30
STATEMENTS OF CHANGES IN NET ASSETS	31
FINANCIAL HIGHLIGHTS	33
NOTES TO FINANCIAL STATEMENTS	38
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT	48
NOTICE OF PRIVACY POLICY & PRACTICES	53
ADDITIONAL INFORMATION	54

Dear Shareholder of the M.D. Sass Equity Income Plus Fund,

We are pleased to provide you with our first semi-annual report for the M.D. Sass Equity Income Plus Fund, which was launched on June 28, 2013.

Performance

MDEIX returned +9.80% for the 5-month period ended November 30th, 2013 (MDEPX returned +9.80% over the same period without the load; +3.49% inclusive of the load).  This compares favorably to the CBOE S&P 500 BuyWrite Index (BXM) which returned +5.83% over the same time period.  Importantly, our results include a performance drag of over 1.50% from the purchased of S&P 500 index puts, which the BXM Index does not have.  Therefore, we believe that our results are even more compelling relative to the benchmark on a risk-adjusted basis.

During the period, stocks (inclusive of dividends) contributed +14.7% with the sale of covered calls and the purchase of puts detracting from performance as expected in a rapidly rising market.  The +14.7% return from the long stock portfolio compares favorably to the S&P 500 Index return of +13.4% over the same 5 months (June 28, 2013 through November 30, 2013).  We believe this value added reflects our rigorous, fundamental research process applied to every stock in the portfolio.

Portfolio Characteristics

Looking forward, we believe the Fund can potentially benefit from the potential cash flow generation of the portfolio in 2014 given its exposure to high dividend paying stocks, attractive call premium and relatively “cheap” puts.  As of November 30, 2013, the net cash flow, before fund expenses, was 10.6%, comprised of the following:

Fund Cash Flow Characteristics as of November 30, 2013:

Call Premium:	9.5%	30-day SEC Yield	Subsidized	Unsubsidized
Dividend Yield:	2.5%	MDEIX	2.00%	1.48%
Cost of Puts:	-1.4%	MDEPX	1.57%	1.07%
Net Cash Flow	10.6%

Additionally, with implied volatility at historically low levels, we opportunistically purchased more index put options to hedge against a steep market correction.  The characteristics of the portfolio’s puts were as follows as of November 30, 2013:

Weighted Average Downside to Put Strike:	-12%
Weighted Average Days until Expiry of Puts:	53
Percentage of Portfolio Value Covered:	86%

Market Environment for the M.D. Sass Equity Income Plus Strategy

We believe that the current market environment suits our strategy for several reasons:

1.
Correlations have decreased:  Post-crisis, the market went through an extended period of high correlation – in other words, stocks were moving together based on macro sentiment rather than on the individual stock fundamentals.  We have now entered a period of low correlation which, we believe, is opportune for stock pickers like ourselves.

2.
Hedging with puts has been “cheap”:  The VIX index is a measure of implied volatility in option prices.  The lower the VIX, the more likely options will trade with lower embedded premiums.  With the VIX under 14 as of this writing, we believe the puts in the portfolio are a cheap hedge against a market downturn.

3.
Yield is scarce:  In this low interest rate environment, investors demand yield but are concerned about bearing too much interest rate risk.  We believe high dividend yielding stocks with growing dividends offer an attractive alternative to yield starved investors.  Increased demand for growing, high dividend yielding stocks may also bode well for the Fund’s long equity investments.

We appreciate the confidence our shareholders have placed in us and wish you all a healthy and prosperous New Year.

Past performance is not a guarantee of future results.

Opinions expressed as those of the Fund are subject to change, are not guaranteed and should not be considered investment advice.

This report must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in a limited number of companies. Therefore, changes in the value of a single security may have a more significant effect on the value of the Fund’s portfolio than for other funds that invest in a greater number of companies. The Fund invests in mid-cap companies, which involves additional risks such as limited liquidity and greater volatility than large capitalization companies. The Fund invests in options, which may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. When the Fund writes a call option, its ability to participate in the capital appreciation of the underlying security is limited. There is no assurance that a closing transaction on a call option can be affected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. If an index put option purchased by the Fund were permitted to expire without being exercised, its premium would represent a loss realized by the Fund. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds.

Absolute return strategies are not intended to outperform stocks and bonds during strong market rallies.

CBOE S&P 500 BuyWrite Index (BXM):  The CBOE S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.  One cannot invest directly in an index.

S&P 500 Index:  The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.  One cannot invest directly in an index.

Dividend Yield:  A financial ratio that shows how much a company pays out in dividends each year relative to its share price. In the absence of any capital gains, the dividend yield is the return on investment for a stock.

Weighted Average Downside to Put Strike:  The amount which a reference security must decline for a put to have value.

This Fund is distributed by Quasar Distributors, LLC.

The 30-Day SEC Yield is computed under an SEC standardized formula based on net income earned over the past 30 days.  It is a “subsidized” yield, which means it includes contractual expense reimbursements and it would be lower without those reimbursements.  The Unsubsidized 30-Day SEC Yield is computed under an SEC standardized formula based on net income earned over the past 30 days.  It excludes contractual expense reimbursements, resulting in a lower yield.

Dear Shareholder of the M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund,

Performance:

For the 6 month period ended November 30, 2013, MDSIX and MDSHX returned +0.29% and +0.06%, respectively, after fees and expenses, navigating through significant volatility in interest rates created by speculation as to when the Federal Reserve (“Fed”) would begin to taper off of its large asset purchase program.  Returns for the period were driven by the Fund’s yield coming from our carefully selected portfolio of U.S. Agency Mortgage Backed Securities (“MBS”) along with opportunistic trading.  The BofA Merrill Lynch 1-3 Year U.S. Treasury Index return 0.42% during the 6 months ended November 30, 2013.  Notably, as of November 30th, the Fund’s 30-day SEC Yield stood at +2.28% for MDSIX and +2.09% for MDSHX – an attractive yield profile that we believe should help buffer overall returns to the extent interest rate volatility continues.

Market Review:

As noted above, the bond market over the 6 month period and throughout 2013 was dominated by speculation and anticipation of when the Fed would begin to taper its quantitative easing program.  As a result, interest rates fluctuated significantly throughout the year albeit in a general upward trend with 10 Year Treasury closing 2013 at +3.02% vs. +1.86% at the start of the year.  In that context, for the first time since 1999, the overall investment grade bond market, as measured by the Barclays Capital Aggregate Bond Index, generated a negative total return of -2.02%.

Ultimately, the Fed announced in December that the pace of large asset purchase program would decline to $75bn per month beginning in January, reducing both Treasury and agency MBS purchases by $5bn each. The Fed also conveyed that the purchases would likely be cut at a “measured” pace at each meeting with the program likely ending by year-end 2014.  While the starting of tapering was sooner than market expectation, the ending is largely in line with consensus.  Improvement in labor market conditions and better than expected economic data partly contributed to the Fed policy normalization. Specifically, in addition to improving payroll employment growth, the unemployment rate was 7.0% in November, down from 7.9% at the beginning of the year.  The government budget deal in December also reduces fiscal policy drag in 2014.

Importantly, the Fed accompanied the tapering with enhanced forward guidance stating that “it will be appropriate to maintain the current target range for the federal funds rate well past the time that the unemployment rate declines below 6.5%, especially if inflation continues to run below the Federal Open Market Committee’s 2% longer-run goal”.  In line with the statement, the Summary of Economic projection lowered the inflation forecast through 2016, and the median projected fed funds rate declined by 0.25% in 2016 to 1.75%.

While the Fed’s strengthening of forward guidance continues to pin down rates in the front end of the yield curve, as the economy improves, the market will likely test the Fed’s resolve to keep policy rates unchanged, as illustrated by the rising 5-year yields since the tapering announcement.

Market Outlook:

All factors considered, we remain optimistic on the relative performance of US Agency MBS going forward:

1.	Attractive Valuations: In our view, the US Agency MBS sector offers attractive valuations relative to U.S. Treasuries.
2.
Limited high quality investment alternatives:  The spectrum of high quality type investments with any viable income is very limited.  Within this limited investment space, we believe US Agency MBS, with its attractive yield stands out, especially in the context of a declining global supply of high quality bonds since the European sovereign debt crisis.

3.
Federal Reserve Sponsorship:  Notwithstanding the tapering, the Fed’s portfolio holds close to $1.5 trillion in US Agency MBS as of year end, and the potential of holding these securities indefinitely per the latest Fed communications, constitutes a strong technical for the sector.

4.	Supply/Demand Considerations: We expect lower net issuance in 2014 relative to 2013 given higher mortgage rates.

5.
Policy tailwinds:  The current discussion of Government Sponsored Enterprise (“GSE”) reform, including the Corker-Warner Bill, the Protecting American Taxpayers and Homeowners Act (PATH), and/or private investors recapitalization, indicates the Administration’s clear intention of bringing back private origination into mortgage finance, while reducing the role of the GSEs, which we believe will induce an element of scarcity to issuance patterns of US Agency MBS and support relative yield spreads in this sector.

6.
Global Macro–economic Uncertainties:  US Agency MBS have continued to act as a perceived “safe haven” investment sector (with any attractive income) due to economic headwinds including weak organic economic growth in both the developed markets (e.g. Europe) and EM countries (e.g. China), and impact of US fiscal tightening.

Past performance is not a guarantee of future results.

Opinions expressed as those of the Fund, are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. However, this Fund only intends to invest in 1 to 3 year duration securities. Investments in U.S. Agency Mortgage Backed Securities include additional risks that investors should be aware of such as prepayment risk, extension risk, and possible illiquidity. The federal government guarantees interest payments from government securities while the Fund offers no such guarantee. Government securities, if held to maturity, guarantee the timely payment of principal and interest.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of Fund holdings please refer to the Schedule of Investments included in this report.

BofA Merrill Lynch 1-3 Year U.S. Treasury Index:  An unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than three years.

Barclays Capital Aggregate Bond Index:  A broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.  The index is unmanaged and may not be invested in directly.

Duration:  A measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates.  Duration is expressed as a number of years.  Rising interest rates mean falling bond prices, while declining interest rates mean rising bond prices.

This Fund is distributed by Quasar Distributors, LLC.

This report must be preceded or accompanied by a prospectus.

M.D. Sass Funds
Expense Examples
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including advisory fees, distribution (12b-1) fees, shareholder servicing fees and other Fund expenses.  These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.(1)

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses.  If you purchase Retail Class shares of the Equity Income Plus Fund you will pay a maximum initial sales charge of 5.75% when you invest.  In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the examples.  The examples include, but are not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

M.D. Sass Equity Income Plus Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)(2)
Institutional Class
Actual	$1,000.00	$1,098.00	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$3.21
Retail Class
Actual	$1,000.00	$1,098.00	$4.90
Hypothetical (5% return before expenses)	$1,000.00	$1,016.56	$4.71

(1)	The period is June 28, 2013 – November 30, 2013.
(2)
Expenses for the Institutional Class and Retail Class are equal to the annualized expense ratio of 0.75% and 1.10%, respectively, multiplied by the average account value over the period, multiplied by 153/365.

M.D. Sass Funds
Expense Example (Continued)
(Unaudited)

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)(2)
Institutional Class
Actual	$1,000.00	$1,002.90	$3.51
Hypothetical (5% return before expenses)	$1,000.00	$1,021.56	$3.55
Retail Class
Actual	$1,000.00	$1,000.60	$4.76
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81
StoneCastle Treasurer Class
Actual	$1,000.00	$1,002.90	$3.51
Hypothetical (5% return before expenses)	$1,000.00	$1,021.56	$3.55

(1)	The period is June 1, 2013 – November 30, 2013.
(2)
Expenses for the Institutional Class, Retail Class and StoneCastle Treasurer Class are equal to the annualized expense ratio of 0.70%, 0.95% and 0.70%, respectively, multiplied by the average account value over the period, multiplied by 183/365.

M.D. Sass Equity Income Plus Fund
Investment Highlights
(Unaudited)

The Fund seeks to generate income as well as capital appreciation, while emphasizing downside protection.  To achieve its investment objective, the Fund will normally invest in a diversified portfolio of rigorously researched, dividend paying, common stocks that the Adviser believes are undervalued.  The Adviser will also seek to enhance equity returns by writing (selling) covered call options with exercise prices that are generally above the current market prices of the underlying stocks.  Additionally, for hedging purposes, to protect the Fund from significant market declines that may occur before the expiration of the put option, the Fund will periodically buy put options on equity security indices.  The Fund’s allocation of portfolio holdings as of November 30, 2013 is shown below.

Allocation of Portfolio Holdings
(as a percentage of total investments)

Continued

M.D. Sass Equity Income Plus Fund – Institutional Class
Investment Highlights (Continued)
(Unaudited)

Total Returns – As of November 30, 2013

		Since
	Three	Inception
	Months	(6/28/13)
M.D. Sass Equity Income Plus Fund – Institutional Class	7.23%	9.80%
CBOE S&P 500 BuyWrite Index	5.79%	5.83%
S&P 500 Index	11.16%	13.44%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-855-MDS-FUND (1-855-637-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date.  The graph does not reflect any future performance.

The CBOE S&P 500 BuyWrite Index is designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.  The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.

One cannot invest directly in an index.

Growth of $100,000 Investment

* Inception Date

M.D. Sass Equity Income Plus Fund – Retail Class
Investment Highlights (Continued)
(Unaudited)

Total Returns – As of November 30, 2013(1)

		Since
	Three	Inception
	Months	(6/28/13)
M.D. Sass Equity Income Plus Fund
Retail Class (with sales charge)	1.10%	3.49%
Retail Class (without sales charge)	7.23%	9.80%
CBOE S&P 500 BuyWrite Index	5.79%	5.83%
S&P 500 Index	11.16%	13.44%

(1)
With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75%.  Returns without sales charge do not reflect the current maximum sale charge.  Had the sales charge been included, the returns would have been lower.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-855-MDS-FUND (1-855-637-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date.  The graph does not reflect any future performance.

The CBOE S&P 500 BuyWrite Index is designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.  The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.

One cannot invest directly in an index.

Growth of $10,000 Investment

* Inception Date

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Investment Highlights
(Unaudited)

The Fund’s investment objective seeks to achieve a high and stable rate of total return, when and as opportunities are available in the context of preserving capital in adverse markets.  To achieve its investment objective, the Fund invests at least 95% of its assets in U.S. Government and agency mortgage-backed securities (“MBS”) and other securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including Ginnie Mae, Fannie Mae and Freddie Mac), and collateralized mortgage obligations (“CMOs”), backed by U.S. Government and MBS.  Some of the Fund’s investments may be backed by the full faith and credit of the U.S. Government, while others may be supported only by the discretionary authority of the U.S. Government or only by the credit of the issuing agency or instrumentality.  The Fund’s allocation of portfolio holdings as of November 30, 2013 is shown below.

Allocation of Portfolio Holdings
(as a percentage of total investments)

Continued

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund – Institutional Class
Investment Highlights (Continued)
(Unaudited)

Total Returns – As of November 30, 2013

			Annualized
			Since
	Six	One	Inception
	Months	Year	(6/30/11)
M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund – Institutional Class	0.29%	0.00%	1.34%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.42%	0.53%	0.67%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-855-MDS-FUND (1-855-637-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date.  The graph does not reflect any future performance.

The BofA Merrill Lynch 1-3 U.S. Year Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than three years.

One cannot invest directly in an index.

Growth of $100,000 Investment

* Inception Date

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund – Retail Class
Investment Highlights (Continued)
(Unaudited)

Total Returns – As of November 30, 2013

			Annualized
			Since
	Six	One	Inception
	Months	Year	(12/30/11)
M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund – Retail Class	0.06%	(0.40)%	0.37%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.42%	0.53%	0.49%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-855-MDS-FUND (1-855-637-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date.  The graph does not reflect any future performance.

The BofA Merrill Lynch 1-3 U.S. Year Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than three years.

One cannot invest directly in an index.

Growth of $10,000 Investment

* Inception Date

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund – StoneCastle Treasurer Class
Investment Highlights (Continued)
(Unaudited)

Total Returns – As of November 30, 2013

		Since
	Six	Inception
	Months	(2/19/13)
M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund – StoneCastle Treasurer Class	0.29%	(0.03)%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.42%	0.48%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-855-MDS-FUND (1-855-637-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date.  The graph does not reflect any future performance.

The BofA Merrill Lynch 1-3 U.S. Year Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than three years.

One cannot invest directly in an index.

Growth of $5,000,000 Investment

* Inception Date

M.D. Sass Equity Income Plus Fund

Schedule of Investments

November 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS* – 97.42%

Airlines – 2.91%
Delta Air Lines, Inc. (a)	53,600	$1,553,328

Commercial Services & Supplies – 3.65%
ADT Corp.	48,100	1,950,936

Computers & Peripherals – 3.79%
Apple, Inc.	3,640	2,024,095

Consumer Finance – 7.89%
Capital One Financial Corp.	29,700	2,127,411
SLM Corp. (a)	78,300	2,086,695
		4,214,106
Containers & Packaging – 2.45%
MeadWestvaco Corp.	37,300	1,309,603

Diversified Financial Services – 3.88%
JPMorgan Chase & Co.	36,200	2,071,364

Energy Equipment & Services – 3.09%
Schlumberger Ltd. (b)	18,700	1,653,454

Food & Staples Retailing – 4.50%
CVS Caremark Corp.	35,900	2,403,864

Food Products – 2.56%
Mondelez International, Inc.	40,800	1,368,024

Health Care Equipment & Supplies – 2.58%
Baxter International, Inc.	20,100	1,375,845

Health Care Providers & Services – 3.06%
WellPoint, Inc. (a)	17,600	1,634,688

Hotels, Restaurants & Leisure – 4.14%
Apollo Global Management, LLC	73,300	2,212,927

Insurance – 10.06%
Hartford Financial Services Group, Inc.	40,400	1,439,452
MetLife, Inc.	34,400	1,795,336
Prudential Financial, Inc.	24,100	2,139,116
		5,373,904
Machinery – 1.08%
Stanley Black & Decker, Inc.	7,100	577,869

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund

Schedule of Investments (Continued)

November 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS* – 97.42% (Continued)

Media – 7.73%
Nexstar Broadcasting Group, Inc.	38,300	$1,902,361
Sinclair Broadcast Group, Inc.	67,800	2,225,196
		4,127,557
Oil, Gas & Consumable Fuels – 6.42%
Occidental Petroleum, Corp.	18,500	1,756,760
Williams Cos, Inc.	47,500	1,672,950
		3,429,710
Paper & Forest Products – 3.31%
International Paper Co.	37,900	1,768,035

Pharmaceuticals – 11.06%
Pfizer, Inc.	60,500	1,919,665
Sanofi – ADR	36,100	1,907,163
Teva Pharmaceutical Industries Ltd. – ADR	51,100	2,082,836
		5,909,664
Specialty Retail – 9.60%
Foot Locker, Inc.	40,800	1,586,712
L Brands, Inc.	26,200	1,702,738
Williams-Sonoma, Inc.	31,100	1,838,632
		5,128,082
Thrifts & Mortgage Finance – 3.66%
Home Loan Servicing Solutions Ltd. (b)	84,000	1,954,680
TOTAL COMMON STOCKS (Cost $48,427,892)		52,041,735

REAL ESTATE INVESTMENT TRUSTS – 3.99%
Gaming & Leisure Properties, Inc. (a)	46,200	2,130,744
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,968,649)		2,130,744

	Contracts
PURCHASED OPTIONS – 0.22%
SPDR S&P 500 ETF Trust
Expiration: December 2013, Exercise Price: $159.00	2,150	32,250
Expiration: March 2014, Exercise Price: $159.00	705	84,247
TOTAL PURCHASED OPTIONS (Cost $230,836)		116,497

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund

Schedule of Investments (Continued)

November 30, 2013 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS – 1.36%
First American US Treasury Money Market Fund, 0.000% (c)	728,578	$728,578
TOTAL SHORT-TERM INVESTMENTS (Cost $728,578)		728,578

Total Investments (Cost $51,355,955) – 102.99%		55,017,554
Liabilities in Excess of Other Assets – (2.99)%		(1,597,191)
TOTAL NET ASSETS – 100.00%		$53,420,363

*	All or a portion of these securities may be subject to call options written.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown represents the rate at November 30, 2013.
ADR  American Depositary Receipt.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund

Schedule of Options Written

November 30, 2013 (Unaudited)

	Contracts	Value
CALL OPTIONS
ADT Corp.
Expiration: April 2014, Exercise Price: $44.00	59	$7,670
Expiration: July 2014, Exercise Price: $47.00	422	45,365
Apollo Global Management, LLC.
Expiration: March 2014, Exercise Price: $32.50	390	44,850
Expiration: March 2014, Exercise Price: $35.00	343	19,723
Apple, Inc.
Expiration: January 2014, Exercise Price: $560.00	36	64,800
Baxter International, Inc.
Expiration: January 2014, Exercise Price: $70.00	201	11,256
Capital One Financial Corp.
Expiration: January 2014, Exercise Price: $75.00	297	21,384
CVS Caremark Corp.
Expiration: May 2014, Exercise Price: $67.50	359	118,470
Delta Air Lines, Inc.
Expiration: March 2014, Exercise Price: $29.00	536	118,992
Foot Locker, Inc.
Expiration: January 2014, Exercise Price: $41.00	408	17,340
Hartford Financial Services Group, Inc.
Expiration: March 2014, Exercise Price: $35.00	404	94,940
Home Loan Servicing Solutions Ltd.
Expiration: April 2014, Exercise Price: $25.00	840	35,700
International Paper Co.
Expiration: January 2014, Exercise Price: $47.00	379	54,955
JPMorgan Chase & Co.
Expiration: January 2014, Exercise Price: $55.00	362	108,238
L Brands, Inc.
Expiration: May 2014, Exercise Price: $67.50	262	85,150
MeadWestvaco Corp.
Expiration: March 2014, Exercise Price: $37.50	373	35,435
MetLife, Inc.
Expiration: December 2013, Exercise Price: $49.00	344	128,656
Mondelez International, Inc.
Expiration: January 2014, Exercise Price: $33.00	323	41,344
Expiration: January 2014, Exercise Price: $35.00	85	3,145
Nexstar Broadcasting Group, Inc.
Expiration: February 2014, Exercise Price: $50.00	383	156,072
Occidental Petroleum Corp.
Expiration: January 2014, Exercise Price: $100.00	185	24,050
Pfizer, Inc.
Expiration: March 2014, Exercise Price: $33.00	605	33,880
Prudential Financial, Inc.
Expiration: March 2014, Exercise Price: $85.00	241	163,880
Sanofi
Expiration: December 2013, Exercise Price: $50.00	361	115,520
Schlumberger Ltd.
Expiration: February 2014, Exercise Price: $95.00	187	28,798

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund

Schedule of Options Written (Continued)

November 30, 2013 (Unaudited)

	Contracts	Value
CALL OPTIONS (Continued)
Sinclair Broadcast Group, Inc.
Expiration: March 2014, Exercise Price: $40.00	603	$45,225
Expiration: June 2014, Exercise Price: $35.00	75	23,063
SLM Corp.
Expiration: January 2014, Exercise Price: $26.00	783	78,300
Stanley Black & Decker, Inc.
Expiration: January 2014, Exercise Price: $77.50	71	33,370
Teva Pharmaceutical Industries Ltd.
Expiration: March 2014, Exercise Price: $40.00	511	137,459
WellPoint, Inc.
Expiration: December 2013, Exercise Price: $90.00	149	57,812
Expiration: December 2013, Exercise Price: $92.50	27	5,886
Williams Cos, Inc.
Expiration: May 2014, Exercise Price: $38.00	475	43,462
Williams-Sonoma, Inc.
Expiration: May 2014, Exercise Price: $62.50	311	70,753
Total Call Options		2,074,943
Total Options Written (Premiums received $1,579,696)		$2,074,943

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments

November 30, 2013 (Unaudited)

	Principal
	Amount	Value
Mortgage Backed Securities – 86.17%
Fannie Mae – Aces
2012-M9, 4.245%, 12/25/2017 (a) (c)	$13,749,539	$1,870,253
Fannie Mae
3.500%, 12/15/2025	12,000,000	12,647,813
4.500%, 12/15/2040	4,000,000	4,268,750
4.500%, 01/15/2041	4,000,000	4,256,250
		21,172,813
Fannie Mae Pool
323936, 7.000%, 09/01/2014	14,059	14,274
735794, 7.000%, 06/01/2017	18,858	19,819
545825, 6.000%, 07/01/2017	20,051	21,180
670372, 6.000%, 09/01/2017	33,712	35,670
254443, 6.000%, 09/01/2017	53,985	57,459
254473, 5.500%, 10/01/2017	249,597	267,917
755513, 4.000%, 11/01/2018	54,560	58,148
555872, 5.000%, 11/01/2018	39,103	41,776
889972, 7.000%, 11/01/2018	3,668	3,830
745498, 7.000%, 11/01/2018	11,900	12,522
725098, 5.500%, 12/01/2018	229,325	244,830
255208, 4.000%, 04/01/2019	536,659	572,087
255176, 4.500%, 04/01/2019	76,857	82,035
761402, 4.500%, 05/01/2019	66,529	70,958
725527, 5.500%, 05/01/2019	62,698	66,934
255273, 4.500%, 06/01/2019	48,179	51,396
252573, 6.000%, 06/01/2019	29,196	32,147
725792, 4.500%, 08/01/2019	113,209	120,779
725993, 6.000%, 09/01/2019	136,558	145,667
357695, 4.500%, 01/01/2020	229,894	245,469
255547, 4.500%, 01/01/2020	376,375	401,730
995182, 5.500%, 06/01/2020	78,500	84,869
745440, 4.500%, 07/01/2020	55,554	59,270
995158, 4.500%, 12/01/2020	240,287	256,562
995287, 6.500%, 02/01/2021	148,314	155,254
MA0688, 4.000%, 03/01/2021	1,350,949	1,440,549
MA0793, 3.500%, 07/01/2021	2,807,210	2,966,881
MA0815, 3.500%, 08/01/2021	2,534,584	2,678,891
888136, 6.000%, 12/01/2021	357,887	391,843
889143, 4.500%, 05/01/2022	107,870	115,210
MA1099, 3.500%, 06/01/2022	922,109	974,907
254440, 6.000%, 08/01/2022	30,192	33,271
254662, 5.000%, 02/01/2023	19,395	21,060
254733, 5.000%, 04/01/2023	62,974	68,435
890156, 5.000%, 05/01/2023	64,317	69,405
254762, 5.000%, 05/01/2023	309,187	335,887
254797, 5.000%, 06/01/2023	295,923	321,636
254764, 5.500%, 06/01/2023	352,031	384,667
254799, 5.000%, 07/01/2023	483,188	524,941
254954, 4.500%, 10/01/2023	532,437	567,973

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

November 30, 2013 (Unaudited)

	Principal
	Amount	Value
Mortgage Backed Securities – 86.17% (Continued)
Fannie Mae Pool (Continued)
254911, 5.000%, 10/01/2023	$149,861	$162,795
254963, 5.500%, 10/01/2023	51,116	56,125
995874, 5.500%, 11/01/2023	24,089	26,261
255160, 5.500%, 03/01/2024	75,696	82,700
255226, 5.000%, 05/01/2024	176,863	192,188
255456, 5.500%, 10/01/2024	52,039	56,867
255667, 5.000%, 03/01/2025	321,847	349,688
AD3081, 4.000%, 04/01/2025	393,358	419,796
890216, 4.500%, 07/01/2025	217,884	232,375
735734, 5.500%, 07/01/2025	135,018	147,588
255984, 4.500%, 11/01/2025	40,474	43,158
256045, 5.000%, 12/01/2025	176,272	191,475
256247, 6.000%, 05/01/2026	40,601	44,864
256272, 5.500%, 06/01/2026	1,357	1,491
48081, 4.726%, 12/01/2026 (a)	27,058	27,304
888281, 6.000%, 04/01/2027	37,299	41,218
47935, 4.808%, 05/01/2027 (a)	5,066	5,416
252284, 6.500%, 01/01/2029	216,304	249,847
323591, 6.500%, 03/01/2029	63,911	72,006
555326, 5.500%, 04/01/2033	488,413	542,305
555424, 5.500%, 05/01/2033	440,156	483,397
254767, 5.500%, 06/01/2033	336,626	369,742
555531, 5.500%, 06/01/2033	346,085	382,125
555592, 5.500%, 07/01/2033	140,537	154,317
725205, 5.000%, 03/01/2034	828,765	904,088
745096, 5.500%, 11/01/2034	246,081	270,187
995801, 5.500%, 12/01/2034	40,841	44,786
888073, 5.500%, 02/01/2035	104,335	114,495
735989, 5.500%, 02/01/2035	180,902	198,668
735670, 5.500%, 03/01/2035	73,471	80,683
735715, 5.500%, 05/01/2035	422,589	463,825
MA0626, 4.000%, 01/01/2041	563,249	580,523
		21,010,441
Fannie Mae REMICS
2002-7, 5.500%, 03/25/2017	246,599	260,454
2002-11, 5.500%, 03/25/2017	29,228	30,516
2002-7, 6.000%, 03/25/2017	58,611	61,515
2002-19, 6.000%, 04/25/2017	10,012	10,520
2002-57, 5.500%, 09/25/2017	163,098	172,556
2002-59B, 5.500%, 09/25/2017	588,221	625,141
2002-55-GC, 5.500%, 09/25/2017	37,491	39,759
2002-55-QE, 5.500%, 09/25/2017	215,551	228,449
2002-58, 5.500%, 09/25/2017	70,906	75,058
2002-61, 5.500%, 10/25/2017	56,609	60,341
2002-74, 5.000%, 11/25/2017	130,508	138,389
2002-72, 5.500%, 11/25/2017	90,435	96,517

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

November 30, 2013 (Unaudited)

	Principal
	Amount	Value
Mortgage Backed Securities – 86.17% (Continued)
Fannie Mae REMICS (Continued)
2003-27, 3.500%, 03/25/2018	$72,205	$73,576
2003-21, 5.000%, 03/25/2018	110,717	117,798
2003-81, 4.500%, 04/25/2018	159,890	162,176
2003-57, 3.500%, 06/25/2018	116,959	122,098
2003-57, 5.000%, 06/25/2018	17,350	18,553
2003-74, 3.750%, 08/25/2018	53,967	56,698
2003-81, 4.500%, 09/25/2018	49,333	52,352
2003-91, 4.500%, 09/25/2018	254,460	269,718
2003-108, 4.000%, 11/25/2018	363,271	384,449
2003-128, 4.000%, 01/25/2019	409,274	432,629
2004-3, 4.000%, 02/25/2019	212,230	224,264
2009-37, 4.000%, 04/25/2019	21,757	22,923
1999-15, 6.000%, 04/25/2019	155,978	169,482
2005-8, 5.000%, 07/25/2019	21,895	22,002
2009-70, 5.000%, 08/25/2019	53,643	56,821
2005-93, 4.500%, 11/25/2019	17,751	17,806
2011-9, 5.000%, 04/25/2020	441,251	481,596
1990-73, 0.000%, 07/25/2020 (b)	56,371	56,081
2011-68, 4.500%, 12/25/2020	539,693	576,628
2003-17, 4.250%, 09/25/2022	3,655	3,662
2008-24, 5.000%, 04/25/2023	800,000	857,533
2008-36, 4.500%, 05/25/2023	291,421	315,204
2003-46, 4.000%, 06/25/2023	16,194	16,533
2003-80, 4.000%, 06/25/2023	8,055	8,402
2003-55, 5.000%, 06/25/2023	456,219	493,219
2003-49, 5.500%, 06/25/2023	68,000	72,242
2008-62, 4.000%, 07/25/2023	279,549	297,044
2001-64, 6.000%, 11/25/2031	374,912	421,483
2010-39, 5.000%, 10/25/2032	34,598	35,584
2005-27, 5.500%, 05/25/2034	52,620	56,456
2005-23, 5.000%, 04/25/2035	60,979	65,944
2005-62, 4.750%, 07/25/2035	92,675	98,877
2006-70, 0.000%, 06/25/2036 (b)	457,610	425,624
2007-33, 5.500%, 04/25/2037	17,524	19,318
2009-15, 4.500%, 10/25/2037	12,082	12,412
2010-90, 4.000%, 04/25/2040	537,560	570,402
		8,886,804
FHLMC Multifamily Structured Pass Through Certificates
K-023, 1.440%, 08/25/2022 (a) (c)	4,977,753	439,605
FHLMC-GNMA
G023, 0.638%, 11/25/2023 (a)	332,904	333,187
Freddie Mac Gold Pool
G9-0009, 6.500%, 06/25/2014	9,864	9,954
G1-1182, 6.500%, 10/01/2014	15,963	16,192
E0-1098, 6.000%, 02/01/2017	43,305	45,608
E0-1138, 6.500%, 03/01/2017	35,582	37,849

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

November 30, 2013 (Unaudited)

	Principal
	Amount	Value
Mortgage Backed Securities – 86.17% (Continued)
Freddie Mac Gold Pool (Continued)
E0-1140, 6.000%, 05/01/2017	$52,495	$55,569
G1-1350, 6.000%, 10/01/2017	107,307	112,886
E0-1251, 5.500%, 11/01/2017	688,479	733,899
G1-2166, 6.500%, 01/01/2018	20,248	21,007
E0-1323, 4.500%, 03/01/2018	116,197	123,307
G1-1516, 6.000%, 03/01/2018	60,887	64,041
G1-1509, 6.000%, 03/01/2018	90,204	95,209
E0-1343, 5.000%, 04/01/2018	124,521	132,537
E0-1386, 5.000%, 06/01/2018	33,378	35,540
E0-1425, 4.500%, 08/01/2018	132,611	140,770
E0-1488, 5.000%, 10/01/2018	154,663	164,675
E0-1490, 5.000%, 11/01/2018	270,573	288,173
E0-1497, 5.500%, 11/01/2018	42,002	44,976
G1-2471, 4.500%, 12/01/2018	276,175	293,150
G1-1731, 5.500%, 12/01/2018	74,943	80,265
G1-1551, 5.500%, 02/01/2019	90,770	97,171
G1-1574, 6.000%, 02/01/2019	100,355	106,047
B1-3150, 4.000%, 03/01/2019	509,716	542,049
G1-3052, 5.000%, 03/01/2019	192,472	204,928
B1-5137, 4.000%, 06/01/2019	86,556	92,036
G1-2081, 4.500%, 06/01/2019	41,228	43,773
B1-5759, 4.500%, 07/01/2019	375,118	398,443
G1-8016, 5.000%, 10/01/2019	383,652	408,495
G1-3330, 6.000%, 10/01/2019	29,708	31,358
G1-8020, 4.500%, 11/01/2019	276,306	293,428
J0-6163, 4.000%, 01/01/2020	18,159	19,284
G1-1650, 5.000%, 02/01/2020	64,031	68,200
G1-1722, 5.000%, 07/01/2020	67,830	72,420
G1-1754, 6.000%, 07/01/2020	5,149	5,543
G1-1720, 4.500%, 08/01/2020	445,420	473,902
G1-3272, 4.500%, 08/01/2020	276,634	293,680
G1-4921, 4.500%, 08/01/2020	1,900,000	2,017,047
G1-1838, 6.000%, 08/01/2020	99,413	105,897
G1-3312, 4.500%, 09/01/2020	149,378	158,581
G1-2046, 4.000%, 12/01/2020	168,161	178,786
J1-4483, 3.500%, 02/01/2021	247,766	262,705
J1-4426, 3.500%, 02/01/2021	627,748	665,566
G1-2911, 4.000%, 02/01/2021	73,578	78,082
G1-1938, 4.500%, 03/01/2021	60,240	64,084
G1-2189, 5.500%, 03/01/2021	309,599	338,358
G1-1941, 5.500%, 04/01/2021	21,724	23,743
G1-2239, 5.500%, 07/01/2021	22,267	24,358
G1-2322, 5.500%, 07/01/2021	30,979	33,869
C9-0457, 6.500%, 07/01/2021	12,367	13,738
G1-3621, 6.500%, 08/01/2021	343,331	363,626
G1-2381, 5.000%, 09/01/2021	364,453	395,702
C9-0481, 6.000%, 09/01/2021	31,386	34,648

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

November 30, 2013 (Unaudited)

	Principal
	Amount	Value
Mortgage Backed Securities – 86.17% (Continued)
Freddie Mac Gold Pool (Continued)
G1-2456, 4.000%, 10/01/2021	$168,854	$179,551
G1-2717, 5.500%, 11/01/2021	29,389	31,066
G1-2942, 4.500%, 01/01/2022	131,130	139,520
G1-2491, 5.000%, 01/01/2022	693,118	752,769
G1-2977, 5.500%, 10/01/2022	125,734	137,483
C9-0588, 5.500%, 11/01/2022	39,509	42,881
G3-0234, 6.500%, 11/01/2022	7,229	8,020
G1-2935, 5.000%, 01/01/2023	84,926	92,210
C9-0675, 5.000%, 05/01/2023	188,382	203,377
C9-0676, 5.500%, 05/01/2023	124,101	134,659
D9-6027, 5.500%, 05/01/2023	24,002	26,620
C9-0689, 4.500%, 07/01/2023	20,810	22,176
C9-0690, 5.000%, 07/01/2023	373,434	407,642
C9-0698, 4.500%, 08/01/2023	201,103	214,232
C9-0705, 4.500%, 09/01/2023	193,686	206,341
C9-0706, 5.000%, 09/01/2023	24,144	26,058
G1-3345, 6.500%, 10/01/2023	32,871	35,925
G1-3390, 6.000%, 01/01/2024	217,754	239,624
G1-4160, 6.000%, 01/01/2024	259,756	275,407
G1-3610, 5.500%, 02/01/2024	166,353	181,695
G1-3692, 5.500%, 02/01/2024	109,472	119,572
C9-0830, 4.500%, 05/01/2024	433,646	470,958
C9-0844, 4.500%, 08/01/2024	276,934	295,068
G1-8330, 4.500%, 11/01/2024	371,477	399,124
E0-2684, 4.500%, 03/01/2025	125,070	134,285
J1-2077, 4.500%, 04/01/2025	406,004	436,144
G1-3790, 4.500%, 04/01/2025	567,309	609,389
J1-4785, 4.000%, 03/01/2026	439,692	467,272
G1-4159, 4.000%, 06/01/2026	634,710	674,671
G1-4204, 4.500%, 06/01/2026	684,626	735,179
D9-7050, 6.000%, 08/01/2026	6,304	6,952
C9-0989, 6.000%, 09/01/2026	53,400	58,975
C9-1075, 6.000%, 08/01/2027	250,259	275,608
G0-1584, 5.000%, 08/01/2033	285,936	310,769
C0-1649, 5.500%, 10/01/2033	641,253	702,668
G0-5168, 5.000%, 12/01/2034	61,141	66,494
H0-9207, 6.500%, 08/01/2038	344,965	370,948
		19,896,486
Freddie Mac REMICS
2113, 6.000%, 01/15/2014	855	856
2791, 5.000%, 05/15/2015	14,281	14,612
2828, 5.500%, 06/15/2015	54,898	56,176
2843, 5.500%, 07/15/2015	39,590	40,079
2344, 6.000%, 08/15/2016	171,171	179,780
2354, 5.750%, 09/15/2016	165,186	173,883
2381, 5.500%, 11/15/2016	434,148	456,157

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

November 30, 2013 (Unaudited)

	Principal
	Amount	Value
Mortgage Backed Securities – 86.17% (Continued)
Freddie Mac REMICS (Continued)
2458, 5.500%, 06/15/2017	$69,016	$72,411
3204, 5.000%, 08/15/2017	463,108	484,507
2503-TG, 5.500%, 09/15/2017	58,062	62,031
2503-BH, 5.500%, 09/15/2017	28,511	30,421
2515, 5.000%, 10/15/2017	264,762	280,835
2508, 5.000%, 10/15/2017	147,248	156,243
2509, 5.000%, 10/15/2017	25,803	27,376
2513-DB, 5.000%, 10/15/2017	84,762	89,868
2510, 5.000%, 10/15/2017	79,572	84,416
2513-JE, 5.000%, 10/15/2017	149,687	158,723
2564, 5.500%, 10/15/2017	47,057	49,854
2627, 3.000%, 11/15/2017	952	952
2595, 4.000%, 12/15/2017	90,652	91,270
2543, 5.000%, 12/15/2017	59,615	63,394
2555, 4.250%, 01/15/2018	26,316	27,616
2575, 5.000%, 02/15/2018	126,843	135,102
2564, 5.000%, 02/15/2018	186,446	198,567
2629, 4.000%, 03/15/2018	99,780	102,079
2617, 4.500%, 05/15/2018	548,357	579,615
2631, 4.500%, 06/15/2018	113,771	119,766
2627, 4.500%, 06/15/2018	197,089	208,560
2686, 3.500%, 10/15/2018	308,365	322,744
2685, 4.000%, 10/15/2018	593,263	626,335
2696, 4.000%, 10/15/2018	142,082	149,580
2707, 4.500%, 11/15/2018	255,898	272,492
2735, 4.000%, 01/15/2019	616,387	650,971
2899, 4.500%, 03/15/2019	37,864	38,123
2773, 4.000%, 04/15/2019	628,656	667,952
2786, 4.000%, 04/15/2019	369,191	392,246
2790, 5.000%, 05/15/2019	122,092	130,622
2934, 0.000%, 02/15/2020 (b)	169,678	169,302
3037, 4.500%, 02/15/2020	17,846	18,116
2958, 4.500%, 04/15/2020	651,020	689,946
3033, 4.500%, 09/15/2020	189,981	200,581
3621, 5.000%, 01/15/2021	255,953	269,536
3288, 4.500%, 03/15/2022	922,368	984,147
3484, 5.000%, 09/15/2022	33,198	33,983
2522, 5.500%, 11/15/2022	869,639	964,685
2649, 3.500%, 07/15/2023	45,070	47,729
2676, 5.000%, 09/15/2023	636,683	704,111
3842, 3.500%, 12/15/2023	197,518	203,487
2720, 5.000%, 12/15/2023	27,557	30,028
2783, 5.000%, 04/15/2024	420,183	467,216
2929, 5.000%, 07/15/2024	87,563	87,634
2824, 5.000%, 07/15/2024	19,504	21,692
3007, 5.500%, 07/15/2024	41,451	42,469
2835, 5.500%, 08/15/2024	71,657	79,128

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

November 30, 2013 (Unaudited)

	Principal
	Amount	Value
Mortgage Backed Securities – 86.17% (Continued)
Freddie Mac REMICS (Continued)
2892, 5.000%, 11/15/2024	$573,017	$627,302
3749, 3.000%, 03/15/2025	749,584	780,733
3741, 3.500%, 03/15/2025	132,093	138,756
3726, 3.000%, 04/15/2025	393,250	406,733
3784, 4.000%, 01/15/2026	139,204	148,208
3178, 6.000%, 09/15/2028	66,542	68,642
2344, 6.500%, 08/15/2031	61,087	66,511
2690, 5.000%, 04/15/2032	302,241	313,451
2600, 5.500%, 06/15/2032	10,174	10,277
2968, 6.000%, 09/15/2032	29,266	29,450
3830, 4.000%, 10/15/2039	214,346	227,570
		15,027,637
Freddie Mac Strips
S0-1556, 0.000%, 04/01/2028 (b)	895,854	840,492
Ginnie Mae I Pool
781567X, 5.000%, 02/15/2018	71,782	76,631
781731X, 4.500%, 11/15/2018	274,505	293,706
782098X, 6.000%, 01/15/2020	267,463	284,441
781919X, 5.000%, 05/15/2020	579,251	618,961
782039X, 5.500%, 11/15/2020	152,122	163,044
782232X, 5.000%, 07/15/2021	400,011	427,408
782618X, 4.500%, 04/15/2024	151,281	161,830
741854X, 4.000%, 05/15/2025	543,697	579,734
		2,605,755
Government National Mortgage Association
1998-21, 6.500%, 09/20/2028	75,231	86,163
2009-58, 4.000%, 11/16/2031	8,575	8,594
2013-101, 0.514%, 05/16/2035	787,697	771,060
2005-51, 4.500%, 07/20/2035	1,822	1,821
2009-104, 4.250%, 7/20/2036	306,786	321,991
2008-55, 5.000%, 07/20/2037	129,929	134,948
2010-112, 3.000%, 04/20/2038	176,351	181,015
2011-40, 2.500%, 06/20/2038	235,232	240,138
2009-15, 4.250%, 12/20/2038	427,453	454,231
2009-101, 4.000%, 08/20/2039	299,966	332,160
2013-55, 1.579%, 12/16/2042	787,860	779,912
2013-07, 0.740%, 05/16/2053 (a) (c)	12,280,104	919,596
2013-01, 0.910%, 02/16/2054 (a) (c)	9,857,016	849,921
2013-105, 0.715%, 06/16/2054 (a) (c)	4,973,180	245,307
2013-17, 0.980%, 06/16/2054 (a) (c)	19,765,162	1,360,949
2013-40, 1.079%, 06/16/2054 (a) (c)	12,861,397	934,380
2013-101, 0.939%, 10/16/2054 (a) (c)	3,722,412	224,614
2013-156, 0.942%, 06/16/2055 (a) (c)	7,991,335	530,329
		8,377,129
TOTAL MORTGAGE BACKED SECURITIES (Cost $98,024,822)		$100,460,602

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

November 30, 2013 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS – 32.48%
First American US Treasury Money Market Fund, 2.540% (a)	37,863,533	$37,863,533
TOTAL SHORT-TERM INVESTMENTS (Cost $37,863,533)		37,863,533

Total Investments (Cost $135,888,355) – 118.65%		138,324,135
Other Assets in Excess of Liabilities – (18.65)%		(21,741,749)
TOTAL NET ASSETS – 100.00%		$116,582,386

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at November 30, 2013.
(b)	Represents a principal-only security that entitles holders to receive only principal payments on the underlying mortgages.
(c)	Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Funds

Statement of Assets and Liabilities

November 30, 2013 (Unaudited)

	Equity	1-3 Year Duration
	Income	U.S. Agency
	Plus Fund	Bond Fund
ASSETS
Investments, at value (cost $51,355,955 and $135,888,355)	$55,017,554	$138,324,135
Receivable for investments sold	1,179,757	4,277,812
Cash	57,813	—
Dividends and interest receivable	94,605	386,499
Receivable for Fund shares sold	145,000	—
Other assets	25,152	25,150
TOTAL ASSETS	56,519,881	143,013,596
LIABILITIES
Written options, at value (premiums received of $1,579,696 and $0, respectively)	2,074,943	—
Payable for investments purchased	950,299	26,308,505
Payable to affiliates	40,477	80,724
Payable for distribution fees	140	1,116
Payable to Adviser	9,181	22,707
Payable for shareholder servicing fees	68	—
Payable to broker	5,280	—
Accrued expenses and other liabilities	19,130	18,158
TOTAL LIABILITIES	3,099,518	26,431,210
NET ASSETS	$53,420,363	$116,582,386
Net Assets Consist Of:
Paid-in capital	$50,731,473	$118,212,905
Accumulated undistributed net investment income	281,261	(709,659)
Accumulated net realized loss from investments	(758,724)	(3,356,640)
Net unrealized appreciation on investments
Investments and purchased options	3,661,600	2,435,780
Written options	(495,247)	—
Net Assets	$53,420,363	$116,582,386
Retail Class Shares
Net assets	522,418	1,072,547
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	47,579	108,528
Net asset value, offering price and redemption price per share	$10.98	$9.88
Maximum offering price per share(1)	$11.65	$9.88
Institutional Class Shares
Net assets	52,897,945	113,482,586
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	4,817,045	11,307,446
Net asset value, offering price and redemption price per share	$10.98	$10.04
StoneCastle Treasurer Class Shares
Net assets		2,027,253
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)		201,981
Net asset value, offering price and redemption price per share		$10.04

(1)	Reflects a maximum sales charge of 5.75% for the Equity Income Plus Fund ($10.98/0.9425).

The accompanying notes are an integral part of these financial statements.

M.D. Sass Funds

Statement of OperationsFor the Six Months Ended November 30, 2013 (Unaudited)

	Equity	1-3 Year Duration
	Income	U.S. Agency
	Plus Fund(1)	Bond Fund
INVESTMENT INCOME
Dividend income	$386,881 (2)	$—
Interest income (net of amortization and paydown gains and losses)	—	221,990
TOTAL INVESTMENT INCOME	386,881	221,990
EXPENSES
Management fees	105,336	150,798
Administration and accounting fees	37,550	74,211
Transfer agent fees and expenses	18,743	36,807
Federal and state registration fees	16,338	18,362
Audit and tax fees	8,270	9,618
Custody fees	8,214	13,676
Legal fees	6,409	12,856
Pricing expenses	6,109	37,050
Chief Compliance Officer fees	5,049	6,039
Reports to shareholders	2,762	3,104
Trustees’ fees	2,746	3,008
Distribution fees – Retail Class	171	2,133
Shareholder servicing fees – Class R shares	68	—
Other expenses	2,595	17,479
TOTAL EXPENSES	220,360	385,141
Less waivers and reimbursement by Adviser (Note 4)	(114,740)	(30,669)
NET EXPENSES	105,620	354,472
NET INVESTMENT INCOME (LOSS)	281,261	(132,482)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investments
Investments and purchased options	37,256	661,847
Written options	(795,980)	—
Change in net unrealized appreciation on investments
Investments and purchased options	3,661,600	(371,251)
Written options	(495,247)	—
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	2,407,629	290,596
NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,688,890	$158,114

(1)	The Equity Income Plus Fund commenced operations on June 28, 2013.
(2)	Net of $4,154 in foreign withholding tax.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund

Statements of Changes in Net Assets

Period Ended
November 30, 2013(1)
(Unaudited)
FROM OPERATIONS
Net investment income	$281,261
Net realized gain (loss) from:
Investments and purchased options	37,256
Written options	(795,980)
Change in net unrealized appreciation (depreciation) on
Investments and purchased options	3,661,600
Written options	(495,247)
Net increase in net assets from operations	2,688,890
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Retail Class	608,939
Proceeds from shares sold – Institutional Class	27,014,263
Proceeds from shares issued from transfer in-kind – Institutional Class	23,503,774
Payments for shares redeemed – Retail Class	(98,382)
Payments for shares redeemed – Institutional Class	(297,121)
Net increase in net assets from capital share transactions	50,731,473
TOTAL INCREASE IN NET ASSETS	53,420,363
NET ASSETS:
Beginning of period	—
End of period	$53,420,363
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$281,261

(1)	The Equity Income Plus Fund commenced operations on June 28, 2013.
(2)	See Note 8 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2013	Year Ended
	(Unaudited)	May 31, 2013(1)
FROM OPERATIONS
Net investment loss	$(132,482)	$(1,517,619)
Net realized gain from investments	661,847	764,374
Change in net unrealized appreciation (depreciation) on investments	(371,251)	902,164
Net increase in net assets from operations	158,114	148,919
FROM DISTRIBUTIONS
Net investment income – Retail Class	(7,327)	(26,138)
Net investment income – Institutional Class	(566,145)	(2,125,447)
Net investment income – StoneCastle Treasurer Class	(7,827)	(37)
Net decrease in net assets resulting from distributions paid	(581,299)	(2,151,622)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Retail Class	1,000	4,341,175
Proceeds from shares sold – Institutional Class	45,280,585	131,263,432
Proceeds from shares sold – StoneCastle Treasurer Class	2,000,000	10,100
Proceeds from shares issued from transfers in-kind – Institutional Class(2)	—	1,468,697
Shares issued in reinvestment of distributions – Retail Class	5,298	12,057
Shares issued in reinvestment of distributions – Institutional Class	393,355	1,724,459
Shares issued in reinvestment of distributions – StoneCastle Treasurer Class	7,827	37
Payments for shares redeemed – Retail Class	(2,033,425)	(1,193,949)
Payments for shares redeemed – Institutional Class	(55,786,777)	(152,109,219)
Payments for shares redeemed – StoneCastle Treasurer Class	—	—
Net increase (decrease) in net assets from capital share transactions	(10,132,137)	(14,483,211)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,555,322)	(16,485,914)
NET ASSETS:
Beginning of period	127,137,708	143,623,622
End of period	$116,582,386	$127,137,708
ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME (LOSS)	$(709,659)	$4,122

(1)	The StoneCastle Treasurer class shares commenced operations on February 19, 2013.
(2)	See Note 8 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund – Institutional Class Shares

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
November 30, 2013(1)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from investment operations:
Net investment income(2)(3)	0.09
Net realized and unrealized gain on investments	0.89
Total from investment operations	0.98

Less distributions paid:
From net investment income	—
Total distributions paid	—

Net Asset Value, End of Period	$10.98

Total Return(4)	9.80%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$52,898

Ratio of expenses to average net assets(5)
Before waivers and reimbursements of expenses	1.57%
After waivers and reimbursements of expenses	0.75%

Ratio of net investment income (loss) to average net assets(5)
Before waivers and reimbursements of expenses	1.18%
After waivers and reimbursements of expenses	2.00%

Portfolio turnover rate(4)	40.12%

(1)	The Institutional share class commenced operations on June 28, 2013.
(2)	Per share net investment income has been calculated using the daily average shares outstanding method.
(3)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Equity Income Plus Fund – Retail Class Shares

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
November 30, 2013(1)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from investment operations:
Net investment income(2)(3)	0.09
Net realized and unrealized gain on investments	0.89
Total from investment operations	0.98

Less distributions paid:
From net investment income	0.00
Total distributions paid	—

Net Asset Value, End of Period	$10.98

Total Return(4)(6)	9.80%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$522

Ratio of expenses to average net assets(5)
Before waivers and reimbursements of expenses	1.83%
After waivers and reimbursements of expenses	1.10%

Ratio of net investment income (loss) to average net assets(5)
Before waivers and reimbursements of expenses	1.63%
After waivers and reimbursements of expenses	2.36%

Portfolio turnover rate(4)	40.12%

(1)	The Retail share class commenced operations on June 28, 2013.
(2)	Per share net investment income has been calculated using the daily average shares outstanding method.
(3)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
(4)	Not annualized.
(5)	Annualized.
(6)
Total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund, assuming reinvestments of dividends.  Excludes the effect of applicable sales charges.

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund – Institutional Class Shares

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	November 30, 2013	Year Ended	Period Ended
	(Unaudited)	May 31, 2013	May 31, 2012(1)
Net Asset Value, Beginning of Period	$10.07	$10.20	$10.00

Income (loss) from investment operations:
Net investment income (loss)(2)(3)	(0.01)	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investments	0.04	0.11	0.33
Total from investment operations	0.03	0.01	0.29

Less distributions paid:
From net investment income	(0.06)	(0.14)	(0.09)
Total distributions paid	(0.06)	(0.14)	(0.09)

Net Asset Value, End of Period	$10.04	$10.07	$10.20

Total Return(4)	0.29%	0.08%	2.90%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$113,483	$124,016	$143,623

Ratio of expenses to average net assets(5)
Before waivers and reimbursements of expenses	0.76%	0.59%	0.63%
After waivers and reimbursements of expenses	0.70%	0.59%	0.63%

Ratio of net investment income (loss) to average net assets(5)
Before waivers and reimbursements of expenses	(0.32)%	(0.96)%	(0.39)%
After waivers and reimbursements of expenses	(0.26)%	(0.96)%	(0.39)%

Portfolio turnover rate(4)	51.10%	78.90%	87.78%

(1)	The Institutional share class commenced operations on June 30, 2011.
(2)	Per share net investment income (loss) has been calculated using the daily average shares outstanding method.
(3)	Net investment income (loss) per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund – Retail Class Shares

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	November 30, 2013	Year Ended	Period Ended
	(Unaudited)	May 31, 2013	May 31, 2012(1)
Net Asset Value, Beginning of Period	$9.92	$10.05	$10.00

Income (loss) from investment operations:
Net investment income (loss)(2)(3)	(0.03)	(0.13)	(0.03)
Net realized and unrealized gain (loss) on investments	0.04	0.11	0.11
Total from investment operations	0.01	(0.02)	0.08

Less distributions paid:
From net investment income	(0.05)	(0.11)	(0.03)
Total distributions paid	(0.05)	(0.11)	(0.03)

Net Asset Value, End of Period	$9.88	$9.92	$10.05

Total Return(4)	0.06%	(0.19)%	0.85%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$1,073	$3,112	$1

Ratio of expenses to average net assets(5)
Before waivers and reimbursements of expenses	1.00%	0.85%	0.88%
After waivers and reimbursements of expenses	0.95%	0.85%	0.88%

Ratio of net investment income (loss) to average net assets(5)
Before waivers and reimbursements of expenses	(0.67)%	(1.33)%	(0.74)%
After waivers and reimbursements of expenses	(0.72)%	(1.33)%	(0.74)%

Portfolio turnover rate(4)	51.10%	78.90%	87.78%

(1)	The Retail share class commenced operations on December 30, 2011.
(2)	Per share net investment income (loss) has been calculated using the daily average shares outstanding method.
(3)	Net investment income (loss) per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund – StoneCastle Treasurer Class Shares

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	November 30, 2013	Period Ended
	(Unaudited)	May 31, 2013(1)
Net Asset Value, Beginning of Period	$10.07	$10.14

Income (loss) from investment operations:
Net investment income (loss)(2)(3)	0.01	(0.03)
Net realized and unrealized gain (loss) on investments	0.02	0.00 (6)
Total from investment operations	0.03	(0.03)

Less distributions paid:
From net investment income	(0.06)	(0.04)
Total distributions paid	(0.06)	(0.04)

Net Asset Value, End of Period	$10.04	$10.07

Total Return(4)	0.29%	(0.33)%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$2,027	$10

Ratio of expenses to average net assets(5)
Before waivers and reimbursements of expenses	0.80%	0.66%
After waivers and reimbursements of expenses	0.70%	0.66%

Ratio of net investment income (loss) to average net assets(5)
Before waivers and reimbursements of expenses	0.13%	(0.91)%
After waivers and reimbursements of expenses	0.23%	(0.91)%

Portfolio turnover rate(4)	51.10%	78.90%

(1)	The StoneCastle Treasurer share class commenced operations on February 19, 2013.
(2)	Per share net investment income (loss) has been calculated using the daily average shares outstanding method.
(3)	Net investment income (loss) per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
(4)	Not annualized.
(5)	Annualized.
(6)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

M.D. Sass Funds
Notes to Financial Statements
November 30, 2013 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The M.D. Sass Funds (the “Funds”) each represent a distinct diversified series with their own investment objectives and policies within the Trust. The investment objective of the M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund (the “1-3 Year Duration U.S. Agency Bond Fund”) is to achieve a high and stable rate of return, when and as opportunities are available in the context of preserving capital in adverse markets. The investment objective of the M.D. Sass Equity Income Plus Fund (the “Equity Income Plus Fund”) is to generate income as well as capital appreciation, while emphasizing downside protection.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The 1-3 Year Duration U.S. Agency Bond Fund currently offers three classes of shares, the Institutional Class, the Retail Class and the StoneCastle Treasurer Class. The Retail Class shares are subject to a 0.25% distribution fee. The Equity Income Plus Fund currently offers two classes of shares, the Institutional Class and the Retail Class. The Retail Class shares are subject to a 0.25% distribution fee and a 0.10% shareholder servicing fee. Each class of shares in both Funds have identical rights and privileges except with respect to the distribution and shareholder servicing fees and voting rights on matters affecting a single class of shares. Retail Class shares of the Equity Income Plus Fund are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The 1-3 Year Duration U.S. Agency Bond Fund’s registration statement became effective on June 22, 2011. The Institutional share class commenced operations on June 30, 2011. The Retail share class commenced operations on December 30, 2011. The StoneCastle Treasurer Class commenced operations on February 19, 2013. The Equity Income Plus Fund’s registration statement became effective on June 28, 2013 at which time the Institutional and Retail Classes commenced operations.  Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by M.D. Sass Investors Services, Inc. and M.D. Sass, LLC (the “Advisers”) advisers to the 1-3 Year Duration U.S. Agency Bond Fund and Equity Income Plus Fund, respectively.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.  These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2013 (Unaudited)

U.S. Government Securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of November 30, 2013:

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2013 (Unaudited)

Equity Income Plus Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stocks	$52,041,735	$—	$—	$52,041,735
Real Estate Investment Trusts	2,130,744	—	—	2,130,744
Purchased Options	116,497	—	—	116,497
Total Assets	$54,288,976	$—	$—	$54,288,976
Short-Term Investments	728,578	—	—	728,578
Total Investments in Securities	$55,017,554	$—	$—	$55,017,554
Liabilities:
Written Options	$1,260,335	$814,608	$—	$2,074,943
Total Liabilities	$1,260,335	$814,608	$—	$2,074,943

(1) See the Schedule of Investments for industry classifications.
1-3 Year Duration U.S. Agency Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Mortgage Backed Securities	$—	$100,460,602	$—	$100,460,602
Total Equity	—	100,460,602	—	100,460,602
Short-Term Investments	37,863,533	—	—	37,863,533
Total Investments in Securities	$37,863,533	$100,460,602	$—	$138,324,135

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.  During the period, there were no transfers between levels for the Funds.  It is the Funds’ policy to record transfers between levels as of the end of the reporting period.

(b)	Derivative Instruments

The 1-3 Year Duration U.S. Agency Bond Fund did not hold any financial derivative instruments during the period.
The Equity Income Plus Fund invested in derivative instruments such as purchased and written options during the period.
The fair value of derivative instruments as reported within the Statement of Assets and Liabilities as of November 30, 2013:

	Asset Derivatives		Liability Derivatives
Derivatives not
accounted for
as hedging	Statement of Assets &		Statement of Assets &
instruments	Liabilities Location	Value	Liabilities Location	Value
Equity Contracts –	Investments,		Options written,
Options	at value	$116,497	at value	$2,074,943
Total		$116,497		$2,074,943

The effect of derivative instruments on the Statement of Operations for the period ended November 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for	Purchased	Written
as hedging instruments	Options(1)	Options	Total
Equity Contracts	(421,258)	$(795,980)	(1,217,238)
Total	(421,258)	$(795,980)	(1,217,238)

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2013 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for	Purchased	Written
as hedging instruments	Options(1)	Options	Total
Equity Contracts	(114,339)	$(495,247)	(609,586)
Total	(114,339)	$(495,247)	(609,586)

(1)	Reflected within investments and purchased options on the Statement of Operations.

ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities” deals with offsetting assets and liabilities on the Statement of Assets and Liabilities with respect to derivative instruments.  The following tables details the gross amounts of the assets and liabilities by type of investment as well as the amounts that can be offset.

Liabilities:
Gross Amounts not
offset in the Statement
of Assets and Liabilities
		Gross Amounts	Net Amounts
		Offset in	Presented in
	Gross Amounts	the Statement	the Statement		Collateral
	of Recognized	of Assets and	of Assets and	Financial	Pledged	Net
Description	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Amount
Written Options	$2,074,943	$ —	$2,074,943	$ —	$2,074,943	$ —

Options

GAAP requires enhanced disclosures about the Equity Income Plus Fund’s derivative activities, including how such activities are accounted for and their effect on the Fund’s financial position and results of operations.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund enters into written call options to reduce volatility of the portfolio and/or earn premium income. The Fund’s option component of overall investment strategy is often referred to as a “buy-write” strategy (also called a “covered call” strategy), in which the Advisor writes (sells) a call option contract while at the same time owning an equivalent number of shares of the underlying stock to generate moderate current income. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income.  Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default.

The Fund may purchase put options on indices and enter into related closing transactions.  As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium is deducted from the cost basis of the security purchased.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2013 (Unaudited)

transaction and the premium paid will be recognized as a realized gain or loss.  If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

Transactions in options written during the period ended November 30, 2013 for the Fund were as follows:

	Call Options
	Contracts	Premiums
Outstanding, beginning of period	—	$—
Options written	29,102	4,042,004
Options terminated in closing transactions	(16,899)	(2,396,737)
Options exercised	(813)	(65,571)
Options expired	—	—
Outstanding, end of period	11,390	$1,579,696

Transactions in purchased options during the period ended November 30, 2013 for the Fund were as follows:

Contracts
Outstanding, beginning of period	—
Options purchased	2,855
Options sold	—
Options expired	—
Outstanding, end of period	2,855

(c)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

As of and during the period ended November 30, 2013, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Funds did not incur any interest or penalties.  The Funds are subject to examination by U.S. federal tax authorities for the tax periods since the commencement of operations.

(d)	Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

(e)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2013 (Unaudited)

(f)	Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

(g)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of the Retail Class shares. Shareholder servicing fees are expensed at 0.10% of average daily net assets of the Equity Income Plus Fund – Retail Class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust or by other equitable means.

(h)	Other

Investment transactions are recorded on the trade date.  The Funds determine the gain or loss from investment transactions using the first in-first out (FIFO) method by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interest income and expense are recognized on an accrual basis.  Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method.  Gains and losses on principal payments of mortgage backed securities (paydowns gains and losses) are included as an adjustment to interest income in the Statement of Operations.

(3)	Federal Tax Matters (1-3 Year Duration U.S. Agency Bond Fund)
The tax character of distributions paid during the periods ended May 31, 2012 and May 31, 2013 were as follows:

	Ordinary Income	Long-Term Capital Gain
May 31, 2012	$1,099,858	$ —
May 31, 2013	$2,151,622	$ —

As of May 31, 2013, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$124,280,009
Gross tax unrealized appreciation	2,947,466
Gross tax unrealized depreciation	(140,435)
Net tax unrealized appreciation	2,807,031
Undistributed ordinary income	4,122
Undistributed long-term capital gain	—
Total distributable earnings	4,122
Other accumulated losses	(4,018,487)
Total accumulated losses	$(1,207,334)

At May 31, 2013, the Fund had short-term capital loss carryovers of $2,341,449 and long-term capital loss of $166,418, which will be carried forward indefinitely to offset future realized capital gains.  To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryovers.

At May 31, 2013, the Fund deferred, on a tax basis, post-October losses of $1,510,620.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2013 (Unaudited)

year ended May 31, 2013, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

Undistributed Net Investment Income/(Loss)	$ 3,288,548
Accumulated Net Realized Gain/(Loss)	$(3,288,548)

(4)	Investment Advisers

The Trust has an Investment Advisory Agreements (collectively, the “Agreement”) with the Advisers to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Funds compensate the Advisers for their management services at the annual rate of 0.30% and 0.75% of the Fund’s average daily net assets for the 1-3 Year Duration U.S. Agency Bond Fund and Equity Income Plus Fund, respectively.

The Advisers have contractually agreed to waive their management fee and/or reimburse the Funds’ other expenses at least through the expiration dates listed below, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Funds’ operating expenses (excluding any taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends on short positions and interest and broker expenses, acquired fund fees and expenses or extraordinary expenses) do not exceed the expense limitation caps listed below of each Funds’ average daily net assets.

	Expiration Date	Expense Limitation Cap
Equity Income Plus Fund
Institutional Class	June 28, 2016	0.75%
Retail Class	June 28, 2016	1.10%
1-3 Year Duration U.S. Agency Bond Fund
Institutional Class	June 29, 2014	0.70%
Retail Class	June 29, 2014	0.95%
StoneCastle Treasurer Class	June 29, 2014	0.70%

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap in place at the time of the waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.  The following table details the remaining waived or reimbursed expenses subject to potential recovery expiring:

November 30, 2016
Equity Income Plus Fund
Institutional Class	$114,240
Retail Class	500

1-3 Year Duration U.S. Agency Bond Fund
Institutional Class	$29,659
Retail Class	422
StoneCastle Treasurer Class	588

(5)	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Funds, which authorizes the payment to Quasar Distributors, LLC (the “Distributor”) of a distribution fee of 0.25% of the Funds’ average daily net assets of Retail Class shares for services to prospective Fund shareholders and distribution of the Funds’ Retail Class shares. During and as of November 30, 3013, the Funds accrued and owed expenses pursuant to the 12b-1 Plan as follows:

	Accrued	Owed
Equity Income Plus Fund	$ 171	$ 140
1-3 Year Duration U.S. Agency Bond Fund	2,133	1,116

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2013 (Unaudited)

The 12b-1 Plan also authorizes payment of a shareholder servicing fee of 0.10% of the average daily net assets of the Retail Class shares for the Equity Income Plus Fund. During the period ended November 30, 2013, the Equity Income Plus Fund accrued shareholder servicing fees of $68.

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS,” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  Fees incurred for the period ended November 30, 2013, and owed as of November 30, 2013 are as follows:

	Incurred	Owed
Equity Income Plus Fund	$37,500	$16,951
1-3 Year Duration U.S. Agency Bond Fund	74,211	31,875

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  Fees incurred for the period ended November 30, 2013, and owed as of November 30, 2013 are as follows:

Fund Accounting	Incurred	Owed
Equity Income Plus Fund	$ 6,109	$ 5,632
1-3 Year Duration U.S. Agency Bond Fund	37,050	20,780
Transfer Agency	Incurred	Owed
Equity Income Plus Fund	$18,743	$ 9,879
1-3 Year Duration U.S. Agency Bond Fund	36,807	16,627
Custody	Incurred	Owed
Equity Income Plus Fund	$ 8,214	$4,967
1-3 Year Duration U.S. Agency Bond Fund	13,676	8,395

The 1-3 Year Duration U.S. Agency Bond Fund has a line of credit with US Bank (see Note 10).

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of USBFS and US Bank.

Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the period ended November 30, 2013, and owed as of November 30, 2013 are as follows:

	Incurred	Owed
Equity Income Plus Fund	$5,049	$3,049
1-3 Year Duration U.S. Agency Bond Fund	6,039	3,047

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2013 (Unaudited)

(7)	Capital Share Transactions
Transactions in shares of the Equity Income Plus Fund were as follows:

Institutional Class
Period Ended
November 30, 2013(1)
Shares sold	2,588,603
Shares issued from transfer in-kind	2,256,782
Shares redeemed	(28,340)
Net increase	4,817,045

Retail Class
Period Ended
November 30, 2013(1)
Shares sold	56,785
Shares redeemed	(9,206)
Net increase	47,579

(1)	The Equity Income Plus Fund commenced operations June 28, 2013.
Transactions in shares of the 1-3 Year Duration U.S. Agency Bond Fund were as follows:

Institutional Class
	Six Months Ended	Year Ended
	November 30, 2013	May 31, 2013
Shares sold	4,508,277	12,885,115
Shares issued from transfer in-kind	—	143,568
Shares reinvested	39,255	169,850
Shares redeemed	(5,554,454)	(14,961,989)
Net increase (decrease)	(1,006,922)	(1,763,456)

Retail Class
	Six Months Ended	Year Ended
	November 30, 2013	May 31, 2013
Shares sold	101	432,124
Shares reinvested	537	1,207
Shares redeemed	(205,842)	(119,699)
Net increase (decrease)	(205,204)	313,632

StoneCastle Treasurer Class
	Six Months Ended	Period Ended
	November 30, 2013	May 31, 2013(1)
Shares sold	200,200	996
Shares reinvested	781	4
Net increase	200,981	1,000

(1)	The StoneCastle Treasurer Class shares commenced operations February 19, 2013.

M.D. Sass Funds
Notes to Financial Statements (Continued)
November 30, 2013 (Unaudited)

(8)	Investment Transactions
Purchases and sales of investment securities (excluding short-term investments and amounts transferred in-kind noted below, for the Funds for the period ended November 30, 2013 are summarized below:

	Equity Income	1-3 Year Duration
	Plus Fund	U.S. Agency Bond Fund
Purchases:
U.S. Government	$—	$57,061,762
Other	39,120,168	—
Sales:
U.S. Government	$—	$48,953,547
Other	12,550,846	—

During the period ended May 31, 2013, the 1-3 Year Duration U.S. Agency Bond Fund accepted, in accordance with the Rule 17a-7 procedures adopted by the Trust, cash and cash equivalents and securities eligible for investment by the Fund as consideration for Fund shares issued at a fair value of $1,468,697 and $72,485,478, respectively.

During the period ended November 30, 2013, the Equity Income Plus Fund accepted, in accordance with the Rule 17a-7 procedures adopted by the Trust, cash and cash equivalents and securities eligible for investment by the Fund as consideration for Fund shares issued at a fair value of $69,500 and $23,434,274, respectively.

(9)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  At November 30, 2013 National Financial Services, LLC and Southbank FST held 99.8% and 99.5%, respectively, of the outstanding shares of the Retail and StoneCastle Treasurer Class of the 1-3 Year Duration U.S. Agency Bond Fund.  At November 30, 2013, BMO Harris Bank held 35.8% of the outstanding shares of the Institutional Class of the Equity Income Plus Fund.

(10)	Line of Credit (1-3 Year Duration U.S. Agency Bond Fund)

At November 30, 2013, the Fund had a line of credit in the amount of $15,000,000, which matures on August 15, 2014.  This unsecured line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  Interest will be accrued at the prime rate.  The credit facility is with the Fund’s custodian, U.S. Bank, N.A.  During the six months ended November 30, 2013, the Fund borrowed on the line of credit on ten days, with an average borrowing and interest rate on those days of $2,976,800 and 3.25%, respectively.  Interest expense of $2,687 incurred during the period is included within other expenses on the Statement of Operations.  The balance from June 13, 2013 of $5,932,000 was the maximum amount of borrowing during the six months ended November 30, 2013.  On November 30, 2013 there were no borrowings outstanding.

M.D. Sass Funds
Basis for Trustees’ Approval of Investment Advisory Agreement

M.D. Sass Equity Income Plus Fund

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on June 20, 2013 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the M.D. Sass Equity Income Plus Fund (the “Fund”), a series of the Trust, and M.D. Sass, LLC, the Fund’s investment adviser (the “Adviser”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement, including a memorandum provided by the Fund’s legal counsel, which outlined the Trustees’ responsibilities in considering the investment advisory agreement.  The Trustees also reviewed and discussed the Form ADV for the Adviser, as well as a summary of a due diligence questionnaire completed by the Adviser.  The Trustees also considered other matters, including, but not limited to the following: (1) the quality of services that would be provided to the Fund by the Adviser; (2) the fact that the Fund will benefit from the depth of investment talent and resources provided by the Adviser; (3) the proposed management fee structure under the Agreement; (4) the fact that the Adviser agreed to maintain an expense limitation agreement on behalf of the Fund; and (5) other factors deemed relevant.  The Trustees also considered information provided by the Adviser prior to the June 20, 2013 meeting relating to the Adviser’s code of ethics and compliance and control procedures and objectives with respect to providing investment advisory services to the Fund.

The Trustees considered that M.D. Sass, LLC was a new registered adviser formed specifically to serve as the investment adviser to the Fund, and did not manage any accounts other than the Fund.  The Trustees also noted that M.D. Sass, LLC was an affiliate of M.D. Sass Investors Services, Inc., the investment adviser to the M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund, a separate series of the Trust, and that as part of the M.D. Sass organization, M.D. Sass, LLC would share the same offices, personnel and other resources as M.D. Sass Investors Services, Inc, and had adopted compliance policies and procedures identical to those utilized by M.D. Sass Investors Services, Inc., which the Board had reviewed and approved at the time of the establishment of the M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund at a meeting of the Board held on April 28, 2011.  The Board also noted Mr. Hugh Lamle, President of M.D. Sass Organization and Portfolio Manager of the M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund, Mr. Dominic Bruno, Senior Vice President and Head Fixed Income Portfolio Manager of M.D. Sass Organization and Portfolio Manager of the M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund, and Mr. Chris Posada, Senior Vice President of M.D. Sass Organization, had attended the meeting of the Board held on August 9, 2012 to report on various performance, marketing, compliance and operations of the M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund and the M.D. Sass organization.

In considering approval of the Agreement, the Trustees also reviewed the Trust’s post effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Fund.  Based on its evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

1.    NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services that would be provided by M.D. Sass, LLC to the M.D. Sass Equity Income Plus Fund and the amount of time devoted by M.D. Sass, LLC’s staff to the Fund’s operations.  The Trustees considered M.D. Sass, LLC’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of key personnel at M.D. Sass, LLC who would be involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of M.D. Sass, LLC’s compliance program and M.D. Sass, LLC’s marketing goals and its commitment to the growth of Fund assets based upon information provided by M.D. Sass, LLC in response to the due diligence questionnaire as well as other information provided by M.D. Sass, LLC, which were included in the Meeting materials.  The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of M.D. Sass, LLC.  The Trustees noted that M.D. Sass, LLC had adopted a compliance program and policies and procedures, including a code of ethics, identical to those utilized by M.D. Sass Investors Services, Inc., which the Board had reviewed and approved at its meeting held on April 28, 2011.  The Trustees concluded that M.D. Sass, LLC had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

M.D. Sass Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

2.    INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

In assessing the portfolio management services M.D. Sass, LLC would provide to the M.D. Sass Equity Income Plus Fund, the Trustees reviewed the investment management experience of Mr. Martin D. Sass, who would serve as the Fund’s portfolio manager.  The Trustees also reviewed performance for a composite of separately managed accounts managed by M.D. Sass Investors Services, Inc. using substantially similar strategies to those of the M.D. Sass Equity Income Plus Fund, and for which Mr. Martin D. Sass also serves as portfolio manager.  After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from M.D. Sass, LLC’s management.

3.    COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees then considered the cost of services and the structure of the Fund’s proposed management fee, including a review of the expense analyses and other pertinent material with respect to the M.D. Sass Equity Income Plus Fund.  The Trustees reviewed statistical information and other materials provided in the Meeting materials, including the comparative expenses, expense components and peer group selection.  The Trustees considered data relating to the cost structure of the M.D. Sass Equity Income Plus Fund relative to a peer group of US OE Long/Short Equity funds, as compiled by Morningstar Direct, which had been included in the Meeting materials.  The Board considered the M.D. Sass Equity Income Plus Fund’s proposed management fee of 0.75%, noting that the fee fell at the bottom of the first quartile for its peer group, compared to the peer group average fee of 1.44%, which fell in the third quartile.  The Board further noted that M.D. Sass, LLC had agreed to waive its management fees and/or reimburse fund expenses for at least a three-year period, so that the M.D. Sass Equity Income Plus Fund’s total annual fund operating expenses do not exceed 0.75% and 1.10% of the Fund’s average annual assets for Institutional Class shares and Retail Class shares, respectively, which put the Fund’s total expense ratio into the first quartile for Institutional Class shares and the second quartile for Retail Class shares, each below the peer group average of 1.13%, which fell in the second quartile.  The Trustees also considered the overall profitability of M.D. Sass, LLC that may result from its management of the M.D. Sass Equity Income Plus Fund, reviewing the M.D. Sass organization’s consolidated financial information and noting that M.D. Sass, LLC may need to subsidize the Fund’s operations during the initial start-up period.  The Trustees also examined the level of profits that could be expected to accrue to M.D. Sass, LLC from the fees payable under the M.D. Sass, LLC Advisory Agreement and the expense subsidization anticipated by M.D. Sass, LLC.

The Trustees concluded that the M.D. Sass Equity Income Plus Fund’s expenses and the fees to be paid to M.D. Sass, LLC were fair and reasonable in light of the comparative expense and management fee information and the investment management services M.D. Sass, LLC would provide to the Fund.  The Trustees further concluded that M.D. Sass, LLC’s profit from sponsoring the M.D. Sass Equity Income Plus Fund would not be excessive.

4.    EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees concluded that the potential economies of scale that the M.D. Sass Equity Income Plus Fund might realize would be achievable under the structure of the proposed management fees and the M.D. Sass Equity Income Plus Fund’s expenses.  With respect to M.D. Sass, LLC’s fee structure and any applicable expense waivers, the Trustees concluded that the potential economies of scale with respect to the M.D. Sass Equity Income Plus Fund were acceptable.

5.    BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that M.D. Sass, LLC could potentially receive from its association with the M.D. Sass Equity Income Plus Fund.  The Trustees concluded that the benefits M.D. Sass, LLC may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the M.D. Sass Equity Income Plus Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with the Fund as being in the best interests of the Fund and its shareholders.

M.D. Sass Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 23, 2013 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund (the “Fund”), a series of the Trust, and M.D. Sass Investors Services, Inc., the Fund’s investment adviser (the “Adviser”).  The Trustees also met at a prior meeting held on June 20, 2013 (the “June 20, 2013 Meeting”) to review materials related to the renewal of the Agreement.  Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Fund’s performance, as well as the management fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed with respect to the Fund by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Fund and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2014.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.    NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Fund and the amount of time devoted by the Adviser’s staff to the Fund’s operations.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Dominic Bruno, Nancy Persoons, Lipkee Lu and Steve Clancy, the Fund’s portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of the Adviser’s compliance program and the Adviser’s marketing activities and goals and its continuing commitment to the growth of Fund assets.  The Trustees noted that during the course of the prior year they had met with the Adviser in person to discuss various performance, marketing and compliance issues.  The Trustees also noted any services that extended beyond portfolio management, and they considered the trading capability of the Adviser.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Adviser’s compliance program, were satisfactory and reliable.

2.    INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Trustees discussed the performance of the Fund’s Institutional Class shares for the year-to-date and one-year periods ended April 30, 2013.  In assessing the quality of the portfolio management services provided by the Adviser, the Trustees also compared the short-term and long-term performance of the Fund on both an absolute basis and in comparison to a benchmark index, the Bank of America/Merrill Lynch 1-3 Year U.S. Treasury Index, and in comparison to a peer group of U.S. open-end short government funds as constructed by data presented by Morningstar, Inc. (the “Morningstar Peer Group”).  The Trustees also reviewed information on the historical performance of the Adviser’s separately-managed accounts that are similar to the Fund in terms of investment strategy.

M.D. Sass Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

The Trustees noted that for the year-to-date and one-year periods ended April 30, 2013, the Fund’s performance for Institutional Class shares ranked below the Morningstar Peer Group medians, falling at the top of the third quartile for each period.  The Trustees also noted that for the year-to-date period ended March 31, 2013 and the one-year and since inception periods ended December 31, 2012, the Fund’s Institutional Class shares had outperformed the Bank of America/Merrill Lynch 1-3 Year U.S. Treasury Index and were generally in alignment with performance of the Adviser’s separately-managed accounts that are similar to the Fund in terms of investment strategy.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Fund was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.    COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selection.  The Trustees also considered the cost structure of the Fund relative to the Morningstar Peer Group.

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information.  The Trustees also examined the level of profits realized by the Adviser from the fees payable under the Agreement, as well as the Fund’s brokerage commissions, noting that the Adviser makes no effort to seek soft dollar arrangements.  These considerations were based on materials requested by the Trustees and the Fund’s administrator specifically for the June 20, 2013 meeting and the August 23, 2013 meeting at which the Agreement was formally considered, as well as the presentations made by the Adviser over the course of the year.

The Trustees noted that the Fund’s contractual management fee of 0.30% fell within the second quartile and was below its Morningstar Peer Group average of 0.44%, which fell within the second quartile.  The Trustees noted that the Fund was operating below its expense cap of 0.70% for Institutional Class shares.  The Trustees observed that the Fund’s total expense ratio of 0.68% for Institutional Class shares fell within the second quartile and was below the Morningstar Peer Group average of 0.69%, which fell between the second and third quartiles.  The Trustees then compared the fees paid by the Fund to the fees paid by separately-managed accounts of the Adviser with similar investment strategies and noted that these fees were similar.

The Trustees concluded that the Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees further concluded that the Adviser’s profit from sponsoring the Fund had not been, and currently was not, excessive and that the Adviser maintained adequate profit levels to support its services to the Fund from the revenues of its overall investment advisory business.

4.    EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset level.

5.    BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Fund.  The Trustees examined the brokerage and commissions of the Adviser with respect to the Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets appear to be reasonable, and in many cases may benefit the Fund through growth in assets.

M.D. Sass Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement as being in the best interests of the Fund and its shareholders.

M.D. Sass Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•    information we receive about you on applications or other forms;

•    information you give us orally; and

•    information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

M.D. Sass Funds
Additional Information
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees.  Information pertaining to the Trustees of the Trust is set forth below.  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-855-MDS-FUND (1-855-637-3863).

Independent Trustees
Number of
		Term of		Portfolios	Other Directorships
	Position(s)	Office and		in Trust	Held by Trustee
Name,	Held with	Length of	Principal Occupation(s)	Overseen	During the
Address and Age	the Trust	Time Served	During the Past Five Years	by Trustee	Past Five Years

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and Chair,	30	Independent Trustee,
615 E. Michigan St.		Term; Since	Department of Accounting,		USA MUTUALS (an
Milwaukee, WI 53202		August 22,	Marquette University (2004–present).		open-end investment
Age: 58		2001			company with two
portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/Midwest Airlines, Inc.	30	Independent Trustee,
615 E. Michigan St.		Term; Since	(airline company) (1986–present).		USA MUTUALS (an
Milwaukee, WI 53202		August 22,			open-end investment
Age: 57		2001			company with two
portfolios).

Jonas B. Siegel	Trustee	Indefinite	Managing Director, Chief	30	Independent Trustee,
615 E. Michigan St.		Term; Since	Administrative Officer (“CAO”) and		Gottex Multi-Asset
Milwaukee, WI 53202		October 23,	Chief Compliance Officer (“CCO”),		Endowment fund
Age: 70		2009	Granite Capital International Group,		complex (three closed-
			L.P. (an investment management firm)		end investment
			(1994–2011); Vice President,		companies);
			Secretary, Treasurer and CCO of		Independent Trustee,
			Granum Series Trust (an open-end		Gottex Multi-
			investment company) (1997–2007);		Alternatives
			President, CAO and CCO, Granum		fund complex
			Securities, LLC (a broker-dealer)		(three closed-end
			(1997–2007).		investment companies);
Independent Manager,
Ramius IDF, LLC,
(two closed- end
investment companies).
Interested Trustee and Officers
Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice President, U.S.	30	Trustee, Buffalo Funds
615 E. Michigan St.	and	Term; Since	Bancorp Fund Services, LLC		(an open- end
Milwaukee, WI 53202	Trustee	August 22,	(1994–present).		investment company
Age: 51		2001			with ten portfolios);
Trustee, USA
MUTUALS (an open-
end investment
company with two
portfolios).

M.D. Sass Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of		Portfolios	Other Directorships
	Position(s)	Office and		in Trust	Held by Trustee
Name,	Held with	Length of	Principal Occupation(s)	Overseen	During the
Address and Age	the Trust	Time Served	During the Past Five Years	by Trustee	Past Five Years

John Buckel	President	Indefinite	Mutual Fund Administrator,	N/A	N/A
615 E. Michigan St.	and	Term; Since	U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202	Principal	January 24,	(2004–present).
Age: 56	Executive	2013
Officer

Jennifer A. Lima	Vice	Indefinite	Mutual Fund Administrator, U.S.	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Bancorp Fund Services, LLC
Milwaukee, WI 53202	Treasurer	January 24,	(2002–present).
Age: 39	and	2013
Principal
Financial and
Accounting
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.		Term; Since	U.S. Bancorp Fund Services,
Milwaukee, WI 53202		November 15,	LLC (2004–present).
Age: 34		2005

Robert M. Slotky	Vice	Indefinite	Senior Vice President, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Fund Services, LLC (2001–present).
Milwaukee, WI 53202	Chief	January 26,
Age: 66	Compliance	2011
Officer and
Anti-Money
Laundering
Officer

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund Administrator, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund Services, LLC
Milwaukee, WI 53202		July 21,	(2008–present).
Age: 31		2011

(1)       Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995.  These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies.  A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-855-MDS-FUND (1-855-637-3863).  A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 will be available without charge, upon request, by calling, toll free, 1-855-MDS-FUND (1-855-637-3863), or by accessing the SEC’s website at http://www.sec.gov.

The Funds file a complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-MDS-FUND (1-855-637-3863) to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

M.D. SASS FUNDS

Investment Advisers	Equity Income Plus Fund
M.D. Sass, LLC
1185 Avenue of the Americas, 18th Floor
New York, New York 10036

1-3 Year Duration U.S. Agency Bond Fund
M.D. Sass Investors Services, Inc.
1185 Avenue of the Americas, 18th Floor
New York, New York 10036

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Trust for Professional Managers

By (Signature and Title)*                    /s/ John Buckel
John Buckel, President

Date     February 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ John Buckel
John Buckel, President

Date      February 3, 2014

By (Signature and Title)*                    /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date     February 3, 2014

* Print the name and title of each signing officer under his or her signature.